Investor A C Institutional And Class R Member [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock Mid-Cap Value Fund	Apr. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 622
Expense Example, with Redemption, 3 Years	845
Expense Example, with Redemption, 5 Years	1,086
Expense Example, with Redemption, 10 Years	1,776
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	2,013
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,029
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	769
Expense Example, with Redemption, 10 Years	$ 1,708